Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	559,625
Options, Granted | shares	54,471
Options, Exercised | shares	(181,289)
Options, Forfeited | shares	(21,942)
Options, Expired | shares	0
Options, Outstanding ending balance | shares	410,865
Options, Exercisable | shares	86,340
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 225.01
Weighted-Average Exercise Price, Granted | $ / shares	344.05
Weighted-Average Exercise Price, Exercised | $ / shares	174.92
Weighted-Average Exercise Price, Forfeited | $ / shares	263.84
Weighted-Average Exercise Price, Expired | $ / shares	0
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	260.82
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 202.25
Weighted-Average Remaining Contractual Term (in years), Outstanding	2 years 6 months 25 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 6 months 14 days
Aggregate Intrinsic Value, Outstanding | $	$ 68,882
Aggregate Intrinsic Value, Exercisable | $	$ 19,532